Capital provision assets (Tables)	12 Months Ended
Dec. 31, 2020
Capital provision assets
Schedule of reconciliation of capital provision assets

	(As Restated)
	2020	2019
	$’000	$’000
At January 1	2,432,829	1,871,035
Additions	295,866	562,018
Realizations	(526,588)	(439,359)
Income for the period	343,302	428,398
Transfer to capital provision asset subparticipation	-	10,700
Foreign exchange gains	17,268	37
At December 31	2,562,677	2,432,829

Schedule of capital provision Assets

	(As Restated)
	2020	2019
	$’000	$’000
Capital provision assets are comprised of:
Capital provision-direct assets	2,477,511	2,174,693
Capital provision-indirect assets	85,166	258,136
Total capital provision assets	2,562,677	2,432,829

Schedule of capital provision income

	(As Resated)
	2020	2019	2018
	$’000	$’000	$’000
Realized gains relative to cost	205,478	53,886	139,901
Previous unrealized (gains)/losses transferred to realized gains/(losses)	(15,263)	12,211	(49,694)
Fair value adjustment in the period	150,690	347,295	408,151
Interest income on certain indirect capital provision assets	2,397	15,006	11,000
Income on capital provision assets	343,302	428,398	509,358
Interest and other income	199	1,870	1,692
Impairment of receivables	–	(4,083)	-
Realized gain on derivative financial liabilities	–	7,000	2,250
Realized loss on derivative financial assets	–	(4,154)	(3,462)
Loss on financial liabilities at fair value through profit or loss	(4,779)	(20,872)	(3,010)
Gain/(loss) on equity securities	(22)	1,169	(4,852)
Total capital provision income as reported on the consolidated statement of comprehensive income	338,700	409,328	501,976

Schedule of impact of eliminating the interests of third-parties in the entities from capital provision assets

	(As Restated)
				Burford only
		Elimination of		Capital	Capital
	Consolidated	third-party	Burford only	provision	provision
	total	interests	total	- direct	- indirect
	$’000	$’000	$’000	$’000	$’000
At January 1, 2020	2,432,829	(598,839)	1,833,990	1,649,389	184,601
Additions	295,866	(19,872)	275,994	225,447	50,547
Realizations	(526,588)	286	(526,302)	(336,644)	(189,658)
Income for the period	343,302	(24,575)	318,727	321,002	(2,275)
Foreign exchange gains/(losses)	17,268	(465)	16,803	16,803	—
At December 31, 2020	2,562,677	(643,465)	1,919,212	1,875,997	43,215
Unrealized fair value at December 31, 2020	1,327,842	(413,095)	914,747	914,920	(173)

	(As Restated)
				Burford only
		Elimination of		Capital	Capital
	Consolidated	third-party	Burford only	provision	provision
	total	interests	total	- direct	- indirect
	$’000	$’000	$’000	$’000	$’000
At January 1, 2019	1,871,035	(349,444)	1,521,591	1,289,548	232,043
Additions	562,018	(173,196)	388,822	272,016	116,806
Realizations	(439,359)	43,679	(395,680)	(218,807)	(176,873)
Income for the period	428,398	(113,698)	314,700	302,075	12,625
Transfer to capital provision asset subparticipation	10,700	(6,241)	4,459	4,459	-
Foreign exchange gains	37	61	98	98	-
At December 31, 2019	2,432,829	(598,839)	1,833,990	1,649,389	184,601
Unrealized fair value at December 31, 2019	1,198,057	(421,957)	776,100	772,083	4,017

Schedule of impact of eliminating the interests of third-parties in the entities from capital provision income

	(As Restated)
				Burford only
		Elimination of		Capital	Capital
	Consolidated	third-party	Burford only	provision	provision
	total	interests	total	- direct	- indirect
December 31, 2020	$’000	$’000	$’000	$’000	$’000
Realized gains/(losses) relative to cost	205,478	(23,879)	181,599	179,684	1,915
Previous unrealized (gains)/losses transferred to realized gains/(losses)	(15,263)	23,425	8,162	13,644	(5,482)
Fair value adjustment in the period	150,690	(21,724)	128,966	127,674	1,292
Interest income on certain indirect capital provision assets	2,397	(2,397)	-	-	-
Income on capital provision assets	343,302	(24,575)	318,727	321,002	(2,275)
Interest and other income	199	(199)	-	-	-
Loss on financial liabilities at fair value through profit or loss	(4,779)	4,779	-	-	-
Loss on equity securities	(22)	-	(22)	(22)	-
Loss on capital provision asset subparticipations	-	(4,675)	(4,675)	(4,675)	-
Total capital provision income	338,700	(24,670)	314,030	316,305	(2,275)

	(As Restated)
				Burford only
		Elimination of		Capital	Capital
	Consolidated	third-party	Burford only	provision	provision
	total	interests	total	- direct	- indirect
December 31, 2019	$’000	$’000	$’000	$’000	$’000
Realized gains/(losses) relative to cost	53,886	74,538	128,424	120,522	7,902
Previous unrealized (gains)/losses transferred to realized gains/(losses)	12,211	(91,496)	(79,285)	(79,424)	139
Fair value adjustment in the period	347,295	(81,734)	265,561	260,977	4,584
Interest income on certain indirect capital provision assets	15,006	(15,006)	-	-	-
Income on capital provision assets	428,398	(113,698)	314,700	302,075	12,625
Interest and other income	1,870	(1,742)	128	128	-
Impairment of receivable	(4,083)	-	(4,083)	(4,083)	-
Realized gain on derivative financial liabilities	7,000	-	7,000	7,000	-
Realized loss on derivative financial assets	(4,154)	4,154	-	-	-
Loss on financial liabilities at fair value through profit or loss	(20,872)	20,467	(405)	(405)	-
Loss on equity securities	1,169	(1,722)	(553)	(553)	-
Loss on capital provision asset subparticipations	-	(7)	(7)	(7)	-
Total capital provision income	409,328	(92,548)	316,780	304,155	12,625

	(As Restated)
				Burford only
		Elimination of		Capital	Capital
	Consolidated	third-party	Burford only	provision	provision
	total	interests	total	- direct	- indirect
December 31, 2018	$’000	$’000	$’000	$’000	$’000
Realized gains/(losses) relative to cost	139,901	16,854	156,755	142,044	14,711
Previous unrealized (gains)/losses transferred to realized gains/(losses)	(49,694)	(26,832)	(76,526)	(70,523)	(6,003)
Fair value adjustment in the period	408,151	(93,303)	314,848	313,121	1,727
Interest income on certain indirect capital provision assets	11,000	(11,000)	-	-	-
Income on capital provision assets	509,358	(114,281)	395,077	384,642	10,435
Interest and other income	1,692	(1,642)	50	50	-
Realized gain on derivative financial liabilities	2,250	-	2,250	2,250	-
Realized loss on derivative financial assets	(3,462)	3,462	-	-	-
Loss on financial liabilities at fair value through profit or loss	(3,010)	3,010	-	-	-
Loss on equity securities	(4,852)	-	(4,852)	(4,852)	-
Total capital provision income	501,976	(109,451)	392,525	382,090	10,435